Retirement Benefits - Assumptions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%
Assumed Health Care Cost Trend Rates [Abstract]
Medical inflation rate assumed for next fiscal year	7.50%
Ultimate health care cost trend rate	4.90%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
1% Increase, Effect on post-retirement benefit obligation	97		97
1% Decrease, Effect on post-retirement benefit obligation	85		85
1% Increase, Effect on service and interest cost components	5		6
1% Decrease, Effect on service and interest cost components	4		5
Qualified Pension Benefits [Member]
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%	[1]	5.15%	[1]	5.75%	[1]
Benefit Obligation Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Obligation Assumptions, Medical trend rate	0.00%		0.00%		0.00%
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	5.15%		5.75%		6.50%	[2]
Benefit Cost Assumptions, Rate of plan assets	7.75%		8.00%		8.25%
Benefit Cost Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Cost Assumptions, Medical trend rate	0.00%		0.00%		0.00%
SERP Pension Benefits [Member]
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%	[1]	5.15%	[1]	5.75%	[1]
Benefit Obligation Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Obligation Assumptions, Medical trend rate	0.00%		0.00%		0.00%
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	5.15%		5.75%		6.50%	[2]
Benefit Cost Assumptions, Rate of plan assets	0.00%		0.00%		0.00%
Benefit Cost Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Cost Assumptions, Medical trend rate	0.00%		0.00%		0.00%
Other Benefit [Member]
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%	[1]	5.15%	[1]	5.75%	[1]
Benefit Obligation Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Obligation Assumptions, Medical trend rate	7.50%		8.00%		7.50%
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	5.15%		5.75%		6.50%	[2]
Benefit Cost Assumptions, Rate of plan assets	7.80%		7.80%		7.60%
Benefit Cost Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Cost Assumptions, Medical trend rate	8.00%		8.50%		9.00%
PUGET SOUND ENERGY, INC. | SERP Pension Benefits [Member]
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	6.20%
PUGET ENERGY | SERP Pension Benefits [Member]
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	6.50%

[1]	The Company calculates the present value of the pension liability using a discount rate of 4.75% which represents the single-rate equivalent of the AA rated corporate bond yield curve.
[2]	6.50% is the benefit cost discount rate used by Puget Energy. 6.20% is the benefit cost discount rate use by PSE. The discount rates for the net periodic costs for Puget Energy and PSE were different because of the discount rates in effect as of February 5, 2009, the date of the merger of Puget Energy with Puget Holdings.